Income tax (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Loss before income tax
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	3,933	693	221
PRC	(167)	2,531	(406)
Others	(585)	171	189

Total	3,181	3,395	4

Deferred taxes
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	(310)	(600)	-

Geographic tax expense
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(310)	(5)	-
PRC	-	(595)	-

Total	(310)	(600)	-

Income tax liabilities
	2017	2018
	$ in thousands	$ in thousands

Current income tax liabilities / (recoverable)	533	(5)

Deferred tax assets and liabilities
	Year ended March 31,
	2016		2017		2018
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	14,062	55	10,356	55	4,807	42
Germany	4,568	18	2,797	15	3,621	31
The PRC	2,737	11	1,590	8	2,054	18
Netherlands	1,901	8	2,299	12	87	1

	23,268	92	17,042	90	10,569	92

Changes in valuation allowance
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,459	4,459	4,270
(Credited) / charged to income tax expense	-	(189)	337

Balance, March 31	4,459	4,270	4,607

Tax expense attributable to earnings
	2016	2017	2018
	$ in thousands	$ in thousands	$ in thousands

Income before income taxes	3,181	3,395	4

Income tax expense on pretax income at statutory rate	(525)	(560)	(1)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(95)	(52)	128
Profit not subject to income tax	387	472	61
Expenses not deductible for income tax purposes	(255)	(686)	(167)
(Decrease) / increase in valuation allowance	-	(189)	337
Under provision in prior year	-	5	-
Utilization of tax losses / (tax losses recognized)	178	410	(358)

Total income tax expense	(310)	(600)	-